Segment and geographic information (Tables)	12 Months Ended
Mar. 31, 2022
Segment and Geographic Information [Abstract]
Business segments' results

	Millions of yen
	Retail	Investment Management	Wholesale (1)	Other (Incl. elimination)	Total
Year ended March 31, 2020
Non-interest revenue	¥329,983	¥101,130	¥506,203	¥242,021	¥1,179,337
Net interest revenue	6,376	6,807	142,416	(25,780)	129,819

Net revenue	336,359	107,937	648,619	216,241	1,309,156
Non-interest expenses	286,926	74,364	556,399	121,879	1,039,568

Income (loss) before income taxes	¥49,433	¥33,573	¥92,220	¥94,362	¥269,588

Year ended March 31, 2021
Non-interest revenue	¥366,271	¥153,523	¥524,019	¥205,411	¥1,249,224
Net interest revenue	2,538	9,627	167,337	(38,399)	141,103

Net revenue	368,809	163,150	691,356	167,012	1,390,327
Non-interest expenses	276,480	72,142	627,051	195,528	1,171,201

Income (loss) before income taxes	¥92,329	¥91,008	¥64,305	¥(28,516)	¥219,126

Year ended March 31, 2022
Non-interest revenue	¥324,642	¥129,848	¥617,227	¥232,437	¥1,304,154
Net interest revenue	3,343	18,145	85,828	(53,203)	54,113

Net revenue	327,985	147,993	703,055	179,234	1,358,267
Non-interest expenses	268,745	76,478	628,563	163,481	1,137,267

Income (loss) before income taxes	¥59,240	¥71,515	¥74,492	¥15,753	¥221,000

(1)	Non-interest revenue and Non-interest expense for the year ended March 31, 2021 and March 31, 2022 include losses arising from the U.S. Prime Brokerage Event. See Note 23 “ U.S. Prime Brokerage Event ”

Major components of income (loss) before income taxes in "Other"
The following table presents the major components of
Income (loss) before income taxes
in
“Other”
for the years ended March 31, 2020, 2021 and 2022.

	Millions of yen
	Year ended March 31
	2020	2021	2022
Net gain (loss) related to economic hedging transactions	¥17,548	¥(11,450)	¥(9,937)
Realized gain on investments in equity securities held for operating purposes	6,601	1,731	1,355
Equity in earnings of affiliates (1)	34,990	(16,410)	36,790
Corporate items (2)	(22,240)	4,956	(91,073)
Other (3)(4)(5)(6)	57,463	(7,343)	78,618

Total	¥94,362	¥(28,516)	¥15,753

(1)
Includes an impairment loss of ¥47,661 million recognized in respect of Nomura’s investment in Nomura Real Estate holdings, Inc. during the year ended March 31, 2021. Based on the period and extent to which the share price of the investee (and therefore its estimated fair value) was below the carrying value of the investment, Nomura determined the impairment was other-than-temporary and an impairment loss was recognized through earnings. The loss was reported within
Non-interest
expenses—Other
in the consolidated statements of income.

(2)
Income before income taxes for the year ended March 31, 2022 includes a loss of approximately ¥62.0 billion related to legacy transactions in the U.S. from before the global financial crisis (2007 – 2008) that was recognized including legal expenses as well as certain transactions intended to mitigate future losses.

(3)
Loss before income taxes for the year ended March 31, 2021 includes a gain of ¥ 71,075 million which represents the difference between the fair value of the assets acquired and the carrying value of the assets transferred by Nomura as a result of the rights conversion of the Tokyo Nihonbashi district redevelopment project.

(4)	Income before income taxes for the year ended March 31, 2020 includes a gain of ¥73,293 million from the partial sale of Nomura’s investment in the ordinary shares of Nomura Research Institute, Ltd.
(5)
Income before income taxes for the year ended March 31, 2022 includes a gain of approximately ¥79.0 billion from the partial sale of Nomura’s investment in the ordinary shares of Nomura Research Institute, Ltd.

(6)	Includes the impact of Nomura’s own creditworthiness.

Reconciliation of combined business segments' results included in preceding table to reported net revenue, non-interest expenses and income (loss) before income taxes

	Millions of yen
	Year ended March 31
	2020	2021	2022
Net revenue	¥1,309,156	¥1,390,327	¥1,358,267
Unrealized gain (loss) on investments in equity securities held for operating purposes	(21,327)	11,545	5,623

Consolidated net revenue	¥1,287,829	¥1,401,872	¥1,363,890

Non-interest expenses	¥1,039,568	¥1,171,201	¥1,137,267

	Millions of yen
	Year ended March 31
	2020	2021	2022
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥1,039,568	¥1,171,201	¥1,137,267

Income (loss) before income taxes	¥269,588	¥219,126	¥221,000
Unrealized gain (loss) on investments in equity securities held for operating purposes	(21,327)	11,545	5,623

Consolidated income (loss) before income taxes	¥248,261	¥230,671	¥226,623

Geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets

	Millions of yen
	Year ended March 31
	2020	2021 (2)	2022 (2)
Net revenue (1) :
Americas	¥229,265	¥226,741	¥289,571
Europe	115,483	142,941	131,393
Asia and Oceania	42,571	66,985	85,081

Subtotal	387,319	436,667	506,045
Japan	900,510	965,205	857,845

Consolidated	¥1,287,829	¥1,401,872	¥1,363,890

Income (loss) before income taxes:
Americas	¥7,354	¥(76,963)	¥(40,950)
Europe	(14,067)	14,283	(21,774)
Asia and Oceania	19,817	49,205	28,586

Subtotal	13,104	(13,475)	(34,138)
Japan	235,157	244,146	260,761

Consolidated	¥248,261	¥230,671	¥226,623

(1)	There is no revenue derived from transactions with a single major external customer.
(2)	Includes losses arising from the U.S. Prime Brokerage Event. See Note 23 “ U.S. Prime Brokerage Event .”

	March 31
	2020	2021	2022
Long-lived assets:
Americas	¥84,904	¥98,611	¥103,045
Europe	52,179	65,165	53,643
Asia and Oceania	29,618	26,690	23,600

Subtotal	166,701	190,466	180,288
Japan	292,212	303,355	269,135

Consolidated	¥458,913	¥493,821	¥449,423